Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMALLCAP World Fund, Inc.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
SMALLCAP World Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class A
Trading Symbol	SMCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	1.03% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class C
Trading Symbol	SCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.77% *
*Ann
ua
lized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.77%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class T [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class T
Trading Symbol	TSFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.75% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-1
Trading Symbol	SCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 51	1.08% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
SMALLCAP World Fund - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-2
Trading Symbol	SMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 36	0.76% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-3
Trading Symbol	SFCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.65% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-A
Trading Symbol	CSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 50	1.05% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-C
Trading Symbol	CSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.80% *
*Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.80%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-E
Trading Symbol	CSPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 59	1.25% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-T
Trading Symbol	TWSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.83% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-1
Trading Symbol	CSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.90% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-2
Trading Symbol	FSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36	0.76% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-3
Trading Symbol	FSFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.70% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-1
Trading Symbol	RSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 83	1.75% *
*Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2
Trading Symbol	RSLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 83	1.75% *
*Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2E
Trading Symbol	RSEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 69	1.46% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.46%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-3
Trading Symbol	RSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.30% *
*Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-4
Trading Symbol	RSLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 47	1.00% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5E
Trading Symbol	RSLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.80% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5
Trading Symbol	RSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.70% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-6
Trading Symbol	RLLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.65% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 68,659,000,000
Holdings Count | Holding	867
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.